Share-Based Compensation (Table) (Details) - Restricted Stock Units [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 0	$ 19.36
Vested, Actual Fair Value on Vesting Date		7.92
Unvested, Weighted Average Fair Value on Grant Date, closing balance	$ 0	$ 0
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance	0	62,500
Vested, Number of Units	0	(112,500)
Unvested, Number of Units, closing balance	0	0
Management [Member] | First Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Units		25,000
Granted, Weighted Average Fair Value on Grant Date		$ 9.28
Management [Member] | Second Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Units		25,000
Granted, Weighted Average Fair Value on Grant Date		$ 9.04